As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.33%
	Biotechnology - 6.94%
25,000	Amgen, Inc.*	$1,044,500
18,760	Genentech, Inc.*	1,522,937
		2,567,437
	Commercial Services & Supplies - 2.00%
15,755	FirstService Corp.*#	341,411
8,700	ITT Educational Services, Inc.*	399,591
		741,002
	Consumer Finance - 2.46%
20,840	American Express Co.	911,125
	Energy Equipment & Services - 5.60%
15,000	ENSCO International, Inc.	939,300
16,200	Hercules Offshore, Inc.*	406,944
8,600	Noble Corp.	427,162
8,600	Pride International, Inc.*	300,570
		2,073,976
	Food & Staples Retailing - 2.65%
24,191	CVS Caremark Corp.	979,977
	Food Products - 1.04%
14,000	J & J Snack Foods Corp.	384,580
	Health Care Equipment & Supplies - 5.37%
34,700	Covidien Ltd.	1,535,475
29,890	Palomar Medical Technologies, Inc.*	451,339
		1,986,814
	Health Care Providers & Services - 10.48%
24,500	Cardinal Health, Inc.	1,286,495
14,183	Laboratory Corporation of America Holdings*	1,045,003
32,400	UnitedHealth Group, Inc.	1,113,264
9,800	WellPoint, Inc.*	432,474
		3,877,236
	Healthcare Services - 0.46%
18,121	Nighthawk Radiology Holdings, Inc.*	169,613
	Household & Personal Care Products - 3.54%
18,700	Procter & Gamble Co.	1,310,309
	Insurance - 21.35%
34,000	AEGON N.V. - ADR	497,760
17,730	American International Group, Inc.	766,823
14,906	Argo Group International Holdings Ltd.*	529,461
394	Berkshire Hathaway Inc. - Class B*	1,762,323
5,700	Everest Re Group, Ltd.	510,321
5,900	FBL Financial Group, Inc. - Class A	168,091
3,108	Hanover Insurance Group, Inc.	127,863
27,015	Horace Mann Educators Corp.	472,222
23,000	Lincoln National Corp.	1,196,000
22,300	Montpelier Re Holdings Ltd.	357,915
10,000	RenaissanceRe Holdings Ltd.	519,100
9,500	Torchmark Corp.	571,045
84,000	Triad Guaranty, Inc.*	420,000
		7,898,924
	IT Services - 4.00%
69,628	Western Union Co.	1,480,988
	Leisure Equipment & Products - 1.35%
26,500	Pool Corp.	500,585
	Machinery - 4.55%
12,000	Actuant Corp. - Class A	362,520
12,230	Kaydon Corp.	537,019
20,800	Westinghouse Air Brake Technologies Corp.	783,328
		1,682,867
	Media - 2.70%
27,000	The McGraw-Hill Companies, Inc.	997,650
	Metals & Mining - 3.46%
13,300	Freeport-McMoRan Copper & Gold, Inc.	1,279,726
	Mortgage REITs - 1.15%
11,683	Redwood Trust, Inc.	424,677
	Oil & Gas - 3.50%
5,400	Anadarko Petroleum Corp.	340,362
4,000	Apache Corp.	483,280
4,506	Devon Energy Corp.	470,111
		1,293,753
	Oil & Gas Exploration & Production - 3.15%
25,300	Chesapeake Energy Corp.	1,167,595
	Pharmaceuticals - 8.94%
20,346	Johnson & Johnson	1,319,845
110,400	Mylan, Inc.	1,280,640
16,580	Schering-Plough Corp.	238,918
36,440	Valeant Pharmaceuticals International*	467,525
		3,306,928
	Semiconductor & Semiconductor Equipment - 1.43%
57,200	Micrel, Inc.	530,244
	Software - 1.21%
8,350	FactSet Research Systems, Inc.	449,814
	TOTAL COMMON STOCKS (Cost $34,774,198)	36,015,820

	PREFERRED STOCKS - 1.75%
	Pharmaceuticals - 1.75%
4,225	Schering-Plough Corp. (Cost $887,260)	647,186

	SHORT-TERM INVESTMENTS - 1.08%
401,371	Federated Cash Trust Treasury Money Market Fund (Cost $401,371)	401,371
	Total Investments in Securities (Cost $36,062,829) - 100.16%	37,064,377
	Liabilities in Excess of Other Assets - (0.16)%	(60,926)
	NET ASSETS - 100.00%	$37,003,451

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows**:

Cost of investments	$36,062,829

Gross unrealized appreciation	$4,639,807
Gross unrealized depreciation	(3,638,259)
Net unrealized appreciation	$1,001,548

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/27/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/27/2008

* Print the name and title of each signing officer under his or her signature.